MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT - SCHEDULE OF SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 1,138	$ 1,365	$ 10,134	$ 3,777	$ 24,330	$ 26,667
Brokerage and transaction
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	6	6	12	12	227	427
Technology and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	717	824	2,025	2,540	18,024	9,499
Operations
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	3	8	6	18	61	139
Marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	41	7	78	15	613	85
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 371	$ 520	$ 8,013	$ 1,192	$ 5,405	$ 16,517